The Gabelli Multimedia Trust Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 93.4%
DISTRIBUTION COMPANIES  — 54.6%
Broadcasting  — 8.8%
10,000 Asahi Broadcasting Group Holdings Corp. $ 58,650
19,893 Beasley Broadcast Group Inc., Cl. A† .... 35,012
6,400 Chubu-Nippon Broadcasting Co. Ltd. ... 28,967
17,500 Cogeco Inc. ..................... 1,078,991
35,000 Corus Entertainment Inc., OTC, Cl. B .... 138,250
230,000 Corus Entertainment Inc., Toronto, Cl. B . 905,171
30,000 Discovery Inc., Cl. A† .............. 747,600
138,000 Discovery Inc., Cl. C† .............. 3,445,860
30,000 Fox Corp., Cl. A ................... 1,183,500
28,000 Fox Corp., Cl. B ................... 1,015,840
81,000 Grupo Radio Centro SAB de CV, Cl. A† .. 14,620
30,000 iHeartMedia Inc., Cl. A† ............. 567,900
15,000 Informa plc† .................... 118,583
285,000 ITV plc† ........................ 306,700
4,000 Lagardere SA† ................... 112,129
8,000 Liberty Broadband Corp., Cl. A† ....... 1,048,480
39,800 Liberty Broadband Corp., Cl. C† ....... 5,385,736
19,000 Liberty Media Corp.-
Liberty SiriusXM, Cl. A† ........... 868,490
86,361 Liberty Media Corp.-
Liberty SiriusXM, Cl. C† ........... 3,949,289
68,566 Media Prima Berhad† .............. 10,355
4,000 Nexstar Media Group Inc., Cl. A ....... 753,920
25,000 Nippon Television Holdings Inc. ....... 261,623
4,000 NRJ Group ...................... 29,028
3,000 RTL Group SA ................... 167,265
92,000 Sinclair Broadcast Group Inc., Cl. A ..... 2,577,840
33,000 TBS Holdings Inc. ................. 484,401
31,000 TEGNA Inc. ..................... 694,400
30,000 Television Broadcasts Ltd.† .......... 17,234
22,000 Television Francaise 1 .............. 214,413
240,000 TV Azteca SAB de CV† .............. 11,946
26,232,193
Business Services  — 1.7%
6,000 Carlisle Support Sevices Group Ltd.†(a) . 630
4,000 Fluent Inc.† ..................... 8,320
6,000 Impellam Group plc† ............... 33,104
12,500 S&P Global Inc. .................. 5,127,250
5,169,304
Cable  — 9.8%
16,000 AMC Networks Inc., Cl. A† ........... 650,080
300 Cable One Inc. ................... 439,272
3,800 Charter Communications Inc., Cl. A† .... 2,072,976
35,000 Cogeco Communications Inc. ......... 2,897,092
128,000 Comcast Corp., Cl. A ............... 5,992,960
46,000 Liberty Global plc, Cl. A† ............ 1,173,460
205,177 Liberty Global plc, Cl. C† ............ 5,316,136
19,400 MultiChoice Group ................ 174,889
Shares
Market
Value
100,000 Rogers Communications Inc., New York,
Cl. B ......................... $ 5,675,000
90,000 Shaw Communications Inc., New York,
Cl. B ......................... 2,793,600
4,000 Telenet Group Holding NV ........... 129,299
105,000 WideOpenWest Inc.† ............... 1,831,200
29,145,964
Computer Software and Services  — 0.5%
1,000 Sciplay Corp., Cl. A† ............... 12,920
25,000 SolarWinds Corp. ................. 332,750
2,000 Tencent Holdings Ltd. .............. 95,541
5,000 Zoom Video Communications Inc., Cl. A† 586,150
20,000 Zuora Inc., Cl. A† ................. 299,600
1,326,961
Consumer Services  — 1.2%
50,000 Bollore SE ...................... 262,956
150 Cie de L'Odet SE .................. 184,190
800 Expedia Group Inc.† ............... 156,536
26,000 IAC/InterActiveCorp.† .............. 2,607,280
95 JD.com Inc., Cl. A† ................ 2,838
140,000 Liberty TripAdvisor Holdings Inc., Cl. A† . 287,000
3,500,800
Diversified Industrial  — 0.3%
27,000 Bouygues SA .................... 944,748
6,000 Malaysian Resources Corp. Berhad ..... 521
945,269
Entertainment  — 11.6%
102,000 Borussia Dortmund GmbH & Co. KGaA† . 457,218
24,000 GAN Ltd.† ...................... 115,680
480,000 Grupo Televisa SAB, ADR ............ 5,616,000
170,500 Liberty Media Acquisition Corp.† ...... 1,710,115
50,000 Liberty Media Corp.-
Liberty Braves, Cl. A† ............. 1,439,000
115,000 Liberty Media Corp.-
Liberty Braves, Cl. C† ............. 3,209,650
8,000 Liberty Media Corp.-
Liberty Formula One, Cl. A† ........ 505,040
32,000 Liberty Media Corp.-
Liberty Formula One, Cl. C† ........ 2,234,880
4,000 M6 Metropole Television SA .......... 79,119
40,020 Madison Square Garden Entertainment
Corp.† ....................... 3,334,066
29,500 Madison Square Garden Sports Corp.† .. 5,291,120
21,000 Naspers Ltd., Cl. N ................ 2,391,550
7,000 Netflix Inc.† ..................... 2,622,130
5,000 Pinterest Inc., Cl. A† ............... 123,050
25,000 Reading International Inc., Cl. A† ...... 107,000
8,000 Reading International Inc., Cl. B† ...... 152,000
3,500 Roku Inc.† ...................... 438,445
50,000 Sirius XM Holdings Inc. ............. 331,000

The Gabelli Multimedia Trust Inc.
Schedule of Investments (Continued) — March 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
DISTRIBUTION COMPANIES (Continued)
Entertainment (Continued)
23,200 Take-Two Interactive Software Inc.† .... $ 3,566,768
550,000 Wow Unlimited Media Inc.†(b) ........ 646,722
34,370,553
Equipment  — 1.4%
7,200 Amphenol Corp., Cl. A .............. 542,520
57,000 Corning Inc. ..................... 2,103,870
35,000 Flex Ltd.† ....................... 649,250
5,700 QUALCOMM Inc. ................. 871,074
4,166,714
Financial Services  — 2.3%
15,000 Caribbean Investment Holdings Ltd.† ... 5,222
5,000 Conx Corp.† ..................... 49,900
75,000 Counter Press Acquisition Corp.† ...... 756,000
2,000 Jardine Matheson Holdings Ltd. ....... 110,000
34,500 Kinnevik AB, Cl. A† ................ 931,996
25,000 Kinnevik AB, Cl. B† ................ 658,077
5,000 LendingTree Inc.† ................. 598,350
95,000 Orascom Financial Holding SAE† ...... 935
26,000 PayPal Holdings Inc.† .............. 3,006,900
50,000 Trine II Acquisition Corp.† ........... 504,750
9,000 VNV Global AB† .................. 48,195
14,000 Waterloo Investment Holdings Ltd.†(a) .. 7,000
6,677,325
Food and Beverage  — 0.4%
2,400 Pernod Ricard SA ................. 529,141
2,500 Remy Cointreau SA ................ 517,172
1,046,313
Information Technology  — 0.5%
27,500 Prosus NV ...................... 1,477,743
Real Estate  — 1.7%
13,000 American Tower Corp., REIT .......... 3,265,860
3,000 Crown Castle International Corp., REIT .. 553,800
5,500 Digital Realty Trust Inc., REIT ......... 779,900
15,000 Midway Investments†(a) ............ 197
40,000 Radius Global Infrastructure Inc., Cl. A† . 571,200
5,170,957
Retail  — 0.8%
450 Amazon.com Inc.† ................ 1,466,977
1,000 Best Buy Co. Inc. ................. 90,900
183,000 Qurate Retail Inc., Cl. A ............. 871,080
2,428,957
Satellite  — 2.1%
105,000 DISH Network Corp., Cl. A† .......... 3,323,250
100,000 EchoStar Corp., Cl. A† .............. 2,434,000
10,000 Iridium Communications Inc.† ........ 403,200
Shares
Market
Value
250,000 PT Indosat Tbk ................... $ 90,078
3,000 SKY Perfect JSAT Holdings Inc. ....... 10,202
6,260,730
Telecommunications: Long Distance  — 1.4%
55,000 AT&T Inc. ....................... 1,299,650
15,000 BCE Inc. ........................ 831,500
109,000 Telesat Corp.† ................... 1,798,500
4,203 TIM SA, ADR .................... 60,944
3,990,594
Telecommunications: National  — 4.5%
20,000 Deutsche Telekom AG .............. 374,621
50,000 Deutsche Telekom AG, ADR .......... 931,000
14,000 Elisa Oyj ....................... 845,927
2,000 Freenet AG ...................... 53,764
3,605 Hellenic Telecommunications Organization
SA .......................... 65,404
5,000 Itissalat Al-Maghrib ................ 66,928
50,000 Koninklijke KPN NV ................ 173,847
75,000 Liberty Latin America Ltd., Cl. A† ...... 727,500
79,036 Liberty Latin America Ltd., Cl. C† ...... 757,955
45,000 Lumen Technologies Inc. ............ 507,150
1,000 Magyar Telekom Telecommunications plc,
ADR ......................... 6,288
128,000 Megacable Holdings SAB de CV ....... 386,124
20,000 Nippon Telegraph & Telephone Corp. .... 582,389
5,000 Oi SA, ADR† ..................... 1,131
9,000 Orange SA, ADR .................. 106,380
22,000 PLDT Inc., ADR .................. 773,080
6,000 Rostelecom PJSC , ADR(a) ........... 0
20,000 Shenandoah Telecommunications Co. ... 471,600
22,000 Swisscom AG, ADR ................ 1,331,660
10,000 Telecom Argentina SA, ADR .......... 60,100
330,000 Telecom Italia SpA ................ 121,748
20,000 Telefonica Brasil SA, ADR ........... 225,000
195,000 Telefonica SA, ADR ................ 936,000
140,000 Telekom Austria AG ................ 1,084,125
15,172 Telia Co. AB ..................... 60,898
6,000 Telkom Indonesia Persero Tbk PT, ADR .. 191,700
2,400 Telstra Corp. Ltd., ADR ............. 35,400
350,000 VEON Ltd., ADR† ................. 238,980
44,000 Verizon Communications Inc. ......... 2,241,360
13,358,059
Telecommunications: Regional  — 2.1%
120,000 Orange Belgium SA ................ 2,548,800
90,500 Telephone and Data Systems Inc. ...... 1,708,640
80,000 TELUS Corp. .................... 2,091,200
6,348,640
Wireless Communications  — 3.5%
60,000 Altice USA Inc., Cl. A† .............. 748,800
55,000 America Movil SAB de CV, Cl. L, ADR ... 1,163,250

The Gabelli Multimedia Trust Inc.
Schedule of Investments (Continued) — March 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
DISTRIBUTION COMPANIES (Continued)
Wireless Communications (Continued)
26,000 Anterix Inc.† ..................... $ 1,505,400
389,058 Jasmine International PCL†(a) ........ 47,740
34,500 Millicom International Cellular SA, SDR† . 876,957
55,000 Operadora de Sites Mexicanos SA de CV,
REIT ......................... 70,098
19,000 Orascom Investment Holding, GDR† .... 494
20,650 SK Telecom Co. Ltd., ADR ........... 529,260
30,500 T-Mobile US Inc.† ................. 3,914,675
19,000 Turkcell Iletisim Hizmetleri A/S, ADR .... 73,910
32,000 United States Cellular Corp.† ......... 967,360
25,000 Vodafone Group plc, ADR ........... 415,500
10,313,444
TOTAL DISTRIBUTION COMPANIES ... 161,930,520
COPYRIGHT/CREATIVITY COMPANIES  — 38.8%
Business Services  — 0.1%
5,000 Scientific Games Corp.† ............ 293,750
Business Services: Advertising  — 2.2%
1,000 Boston Omaha Corp., Cl. A† .......... 25,370
190,000 Clear Channel Outdoor Holdings Inc.† ... 657,400
9,000 comScore Inc.† .................. 26,190
20,000 JCDecaux SA† ................... 473,918
24,400 Lamar Advertising Co., Cl. A, REIT ..... 2,834,792
10,820 Magnite Inc.† .................... 142,932
15,000 Ocean Outdoor Ltd.† ............... 137,250
1,500 Publicis Groupe SA ................ 91,697
4,000 Ströeer SE & Co. KGaA ............. 277,005
50,000 The Interpublic Group of Companies Inc. . 1,772,500
6,439,054
Computer Hardware  — 3.3%
54,000 Apple Inc. ...................... 9,428,940
10,000 Dell Technologies Inc., Cl. C† ......... 501,900
9,930,840
Computer Software and Services  — 9.1%
25,000 Activision Blizzard Inc. .............. 2,002,750
4,000 Actua Corp.†(a) .................. 40
3,600 Alphabet Inc., Cl. A† ............... 10,012,860
800 Alphabet Inc., Cl. C† ............... 2,234,392
32,000 eBay Inc. ....................... 1,832,320
10,000 Mandiant Inc.† ................... 223,100
2,000 Match Group Inc.† ................ 217,480
31,600 Meta Platforms Inc., Cl. A† .......... 7,026,576
7,000 Microsoft Corp. .................. 2,158,170
40,000 Momentive Global Inc.† ............. 650,400
300 Red Violet Inc.† .................. 8,550
17,000 Vimeo Inc.† ..................... 201,960
Shares
Market
Value
4,406 VMware Inc., Cl. A ................ $ 501,711
27,070,309
Consumer Products  — 1.3%
5,500 Johnson Outdoors Inc., Cl. A ......... 427,515
2,000 Nintendo Co. Ltd. ................. 1,013,143
38,000 Nintendo Co. Ltd., ADR ............. 2,390,580
3,831,238
Consumer Services  — 0.1%
1,400 Marriott Vacations Worldwide Corp. .... 220,780
Electronics  — 6.5%
87,000 IMAX Corp.† .................... 1,646,910
8,000 Intel Corp. ...................... 396,480
3,509 Koninklijke Philips NV .............. 107,130
19,036 Micro Focus International plc, ADR ..... 100,891
15,000 Resideo Technologies Inc.† .......... 357,450
162,500 Sony Group Corp., ADR ............. 16,690,375
19,299,236
Entertainment  — 7.6%
15,000 CuriosityStream Inc.† .............. 43,500
79,200 GMM Grammy Public Co. Ltd.† ....... 27,392
20,000 IMAX China Holding Inc. ............ 24,000
6,000 Lions Gate Entertainment Corp., Cl. B† .. 90,180
8,700 Live Nation Entertainment Inc.† ....... 1,023,468
44,000 Manchester United plc, Cl. A ......... 636,680
74,000 Paramount Global, Cl. A ............. 2,990,340
70,000 Paramount Global, Cl. B ............. 2,646,700
1,600 Spotify Technology SA† ............. 241,632
17,176 STV Group plc ................... 70,397
130,000 Tencent Music Entertainment Group, ADR† 633,100
50,000 The Marcus Corp.† ................ 885,000
33,000 The Walt Disney Co.† .............. 4,526,280
27,000 Ubisoft Entertainment SA† ........... 1,193,257
30,000 Universal Entertainment Corp.† ....... 674,717
50,000 Universal Music Group NV ........... 1,338,286
290,000 Vivendi SE ...................... 3,798,420
25,200 Warner Music Group Corp., Cl. A ...... 953,820
13,000 World Wrestling Entertainment Inc., Cl. A 811,720
22,608,889
Financial Services  — 0.2%
50,000 Waverley Capital Acquisition Corp. 1† ... 489,750
Hotels and Gaming  — 4.8%
43,500 Boyd Gaming Corp. ................ 2,861,430
800 Caesars Entertainment Inc.† .......... 61,888
1,600 Churchill Downs Inc. ............... 354,848
63,000 Entain plc† ...................... 1,360,160
2,000 Flutter Entertainment plc† ........... 233,304
30,000 Full House Resorts Inc.† ............ 288,300
15,000 Golden Entertainment Inc.† .......... 871,050

The Gabelli Multimedia Trust Inc.
Schedule of Investments (Continued) — March 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
COPYRIGHT/CREATIVITY COMPANIES (Continued)
Hotels and Gaming (Continued)
4,200 Greek Organization of Football Prognostics
SA .......................... $ 61,330
80,000 International Game Technology plc ..... 1,974,400
6,000 Las Vegas Sands Corp.† ............ 233,220
170,000 Mandarin Oriental International Ltd.† ... 340,000
29,000 Melco Resorts & Entertainment Ltd., ADR† 221,560
40,000 MGM China Holdings Ltd.† .......... 25,481
23,000 MGM Resorts International .......... 964,620
4,000 Penn National Gaming Inc.† .......... 169,680
33,100 Ryman Hospitality Properties Inc., REIT† . 3,070,687
14,000 Wynn Resorts Ltd.† ............... 1,116,360
14,208,318
Publishing  — 1.7%
20,000 Arnoldo Mondadori Editore SpA† ...... 44,250
974,000 Bangkok Post plc† ................ 32,223
15,000 Barnes & Noble Education Inc.† ....... 53,700
2,700 Graham Holdings Co., Cl. B .......... 1,650,969
400 John Wiley & Sons Inc., Cl. B ......... 21,272
7,800 Lee Enterprises Inc.† ............... 209,976
5,263 Nation International Edutainment PCL† .. 769
1,000,000 Nation Multimedia Group Public Co. Ltd.† 8,120
27,000 News Corp., Cl. A ................. 598,050
28,500 News Corp., Cl. B ................. 641,820
6,779 Novus Holdings Ltd. ............... 947
220,000 Singapore Press Holdings Ltd. ........ 381,451
63,000 The E.W. Scripps Co., Cl. A† .......... 1,309,770
1,800 Wolters Kluwer NV ................ 192,315
5,145,632
Real Estate  — 1 .9%
4,500 Equinix Inc., REIT ................. 3,337,290
82,000 Outfront Media Inc., REIT ........... 2,331,260
5,668,550
TOTAL COPYRIGHT/CREATIVITY
COMPANIES .................. 115,206,346
TOTAL COMMON STOCKS ......... 277,136,866
CLOSED-END FUNDS  — 0.0%
8,000 Altaba Inc., Escrow† ............... 46,600
PREFERRED STOCKS  — 0.3%
DISTRIBUTION COMPANIES  — 0.3%
Broadcasting  — 0.0%
5,500 Liberty Broadband Corp. , Ser. A, 7.000% . 149,325
Shares
Market
Value
Retail  — 0.3%
9,000 Qurate Retail Inc., 8.000%, 03/15/31 .... $ 774,090
TOTAL DISTRIBUTION COMPANIES ... 923,415
TOTAL PREFERRED STOCKS ........ 923,415
RIGHTS  — 0.0%
DISTRIBUTION COMPANIES  — 0.0%
Broadcasting  — 0.0%
14,000 Media General Inc., CVR†(a) ......... 0
WARRANTS  — 0.0%
DISTRIBUTION COMPANIES  — 0.0%
Real Estate  — 0.0%
600 Malaysian Resources Corp. Berhad, expire
10/29/27† ..................... 11
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 6.3%
$ 18,620,000 U.S. Treasury Bills,
0.070% to 0.497%††, 05/12/22 to
06/23/22 ...................... 18,610,443
TOTAL INVESTMENTS — 100.0% ....
(Cost $251,181,076) ............. $ 296,717,335
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
GDR Global Depositary Receipt
REIT Real Estate Investment Trust
SDR Swedish Depositary Receipt

The Gabelli Multimedia Trust Inc.
Schedule of Investments (Continued) — March 31, 2022 (Unaudited)
Geographic Diversification
% of Total
Investments
Market
Value
North America ...................... 76.2% $ 226,256,347
Europe .............................. 11.6 34,410,911
Japan ............................... 7.5 22,195,046
Latin America ....................... 2.6 7,646,915
Asia/Pacific ......................... 1.2 3,572,374
South Africa ......................... 0.9 2,567,385
Africa/Middle East ................... 0.0 * 68,357
Total Investments ................... 100.0% $ 296,717,335
* Amount represents less than 0.05%.